Submission	May 29, 2026
Submission [Line Items]
Central Index Key	0002078037
Registrant Name	GreenVector Holdings Ltd
Registration File Number	333-292310
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES